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                                 THE PSA MARKET
                                  LEADERS FUND










                               Semi-Annual Report
                                February 28, 2001
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                             PSA MARKET LEADERS FUND

Fellow Shareholders:

As we conclude our second quarter of operations, we look back and wonder if we could possibly have picked a more challenging time to start a mutual fund. In the Fund's five months of existence all major market indices took a hard ride south. Leading that charge was the technology sector; no one was absent.

The past five months have been marked by

*    electoral drama,
*    unrelenting selling in the NASDAQ and more recently the S&P and the Dow,
* questions over the viability of the dot-com and other new economy industries,
*    a skidding US economy,
*    lower interest rates,
*    higher energy costs and brown outs on the Pacific coast,
* concern over the health of all of the world's developed and developing economies
*    The first legitimate Bear market in 13 years.

The most appropriate response for an investor to have to the current drama is, "So what, I'm long term." However, most investors are saying, "Good grief, stop the pain." Our response is "How do we emerge from the drama stronger then we entered it?" And this is where our efforts are focused today. We are working to keep the Fund well positioned to take full advantage of macro economic IMPROVEMENTS WHEN- NOT IF- THEY HAPPEN. This is not to say that there has been a deviation from our long valued investment philosophies and process. The driving motivation of our analysis and stock selection continues to center around the market leader philosophy. This philosophy is grounded in the belief that exceptional businesses will, over time, produce exceptional results.

THE FUND PERFORMED FAVORABLY COMPARED TO ITS PEERS... AND ITS BENCHMARKS

While a negative 10.85% return since inception is no picnic, it could have been worse - as witnessed by shareholders of funds with a similar objective. The Lipper Large Cap Growth index returned -29.12% over the same period. Meanwhile, the Fund's primary benchmark, the S&P 500 returned -13.25%. We're not bragging, not by a long shot, just trying to keep things in perspective.

REMEMBER TO REMEMBER YOUR LONG TERM OBJECTIVES

Investing in stocks involves risk. Since markets have enjoyed very healthy returns over the last ten years it has become easy to forget this principle. Risk will remain with you as long as you are invested in the stock market. While we will always do our best to invest in such a manner as to keep risk in check, we will never eliminate it. The Market Leaders Fund invests in large company

                             PSA MARKET LEADERS FUND

growth stocks and may therefore carry a lower degree of volatility than what might be found in more aggressive funds - such as small company and foreign. Given this investment approach, we believe the Fund is an appropriate investment for most long-term investor portfolios.

A LOOK AHEAD: ECONOMIES, MARKETS

Large growth stocks were the darlings of Wall Street for years leading to this correction. The darling status, resulting in rich P/E's and legitimate pockets of excess optimism, was a function of improving profitability and fundamentals, not chance. New Economy managers, and a new lease on corporate management has created a tremendous amount of value in many of our economy's sectors. Now we are in a difficult economic environment and the true value of corporate management will be revealed. Inventories, for instance, are at historically low levels this time around as compared with other economic slowdowns. Productivity, the most valuable player of the economy, has each worker producing so much more than at any other point in our history. These factors, along with the help of lower taxes and lower interest rates, should cause a much less painful and shorter economic contraction.

THANK YOU

There are some 11,000 mutual funds out there competing for your dollars. You chose to invest in a new fund. We sincerely appreciate the faith you have expressed in our management philosophy and style. It's an honor and privilege to manage your money. We will never forget the importance these dollars carry in your quest to achieve your financial goals. That's why we consider our role in your financial future a stewardship.

We look forward to reporting to you again in August.

Best Wishes,

/s/ Roger Bair                          /s/ Thomas Baker

Roger Bair                              Thomas Baker
Chief Investment Officer                Portfolio Manager

                                        2
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                             PSA MARKET LEADERS FUND

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

 SHARES     COMMON STOCKS                                           MARKET VALUE
--------------------------------------------------------------------------------

            ADVERTISING AGENCIES - 3.46%
     645    Omnicom Group Inc...................................    $    58,495
                                                                    -----------

            BANK HOLDING COMPANIES - 3.41%
   1,750    MBNA Corporation....................................         57,540
                                                                    -----------

            BIOLOGICAL PRODUCTS - 2.99%
     700    Amgen Inc...........................................         50,444
                                                                    -----------

            CHEWING GUM - 1.65%
     300    Wm. Wrigley Jr. Company.............................         27,936
                                                                    -----------

            COMMERCIAL BANKS - 4.66%
   1,600    Citigroup Inc.......................................         78,688
                                                                    -----------

            COMPUTER PERIPHERAL EQUIPMENT - 2.80%
   1,995    Cisco Systems, Inc..................................         47,257
                                                                    -----------

            DATA PROCESSING AND PREPARATION - 3.49%
   1,000    Automatic Data Processing...........................         59,000
                                                                    -----------

            EATING PLACES - 4.18%
   2,400    McDonald's Corporation..............................         70,560
                                                                    -----------

            ELECTRICAL EQUIPMENT - 4.64%
   1,685    General Electric Company............................         78,353
                                                                    -----------

            ELECTROMEDICAL EQUIPMENT - 4.67%
   1,540    Medtronic, Inc......................................         78,817
                                                                    -----------

            ELECTRONIC COMPUTERS - 8.49%
   3,200    Dell Computer Corporation...........................         70,000
   3,700    Sun Microsystems, Inc...............................         73,538
                                                                    -----------
                                                                        143,538
                                                                    -----------
See accompanying Notes to Financial Statements.

                                        3
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                             PSA MARKET LEADERS FUND

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited), Continued
--------------------------------------------------------------------------------

 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            FAMILY CLOTHING STORES - 2.26%
   1,400    The Gap, Inc........................................    $    38,136
                                                                    -----------

            FEDERAL SPONSORED CREDIT - 2.83%
     600    Fannie Mae..........................................         47,820
                                                                    -----------

            GROCERIES, GENERAL LINE - 1.77%
   1,100    Sysco Corporation...................................         29,986
                                                                    -----------

            INFORMATION RETRIEVAL SERVICES - 3.23%
   1,240    AOL Time Warner Inc.................................         54,597
                                                                    -----------

            INSURANCE AGENTS & BROKERS - 4.18%
     660    Marsh & McLennan Companies, Inc.....................         70,620
                                                                    -----------

            LUMBER & OTHER BUILDING MATERIALS - 3.57%
   1,080    Lowe's Companies, Inc...............................         60,350
                                                                    -----------

            MOTORCYCLES & BICYCLES - 3.59%
   1,400    Harley-Davidson, Inc................................         60,690
                                                                    -----------

            PHARMACEUTICAL PREPARATIONS - 10.13%
     850    Johnson & Johnson...................................         82,731
     700    Merck & Co, Inc.....................................         56,140
     800    Schering-Plough Corporation.........................         32,200
                                                                    -----------
                                                                        171,071
                                                                    -----------

            PREPACKAGED SOFTWARE - 3.94%
   3,500    Oracle Corporation..................................         66,500
                                                                    -----------

            PROCESS CONTROL INSTRUMENTS - 2.97%
     750    Emerson Electric Co.................................         50,175
                                                                    -----------

See accompanying Notes to Financial Statements.

                                        4
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                             PSA MARKET LEADERS FUND

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited), Continued
--------------------------------------------------------------------------------

 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            RADIO & TV COMMUNICATIONS EQUIPMENT - 0.78%
     600    Nokia Corporation ADR Class A.......................    $    13,200
                                                                    -----------

            SEMICONDUCTORS & RELATED DEVICES - 2.43%
   1,440    Intel Corporation...................................         41,130
                                                                    -----------

            SOAP & OTHER DETERGENTS - 3.22%
   1,300    Ecolab Inc..........................................         54,535
                                                                    -----------

            VARIETY STORES - 4.30%
   1,450    Wal-Mart Stores, Inc................................         72,631
                                                                    -----------


            Total Common Stocks (Cost $1,727,962)...............      1,582,067
                                                                    -----------

PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS:  4.73%
--------------------------------------------------------------------------------

 $79,846    Firstar Stellar Treasury Fund (Cost $79,846)........         79,846
                                                                    -----------

            Total Investments in Securities
               (Cost $1,807,808+): 98.37%.......................      1,661,913
            Other Assets (less liabilities): 1.63%..............         27,498
                                                                    -----------
            NET ASSETS: 100.00%.................................    $ 1,689,411
                                                                    ===========

+ At February 28, 2001, gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation.......................    $    30,106
            Gross unrealized depreciation.......................       (176,001)
                                                                    -----------
              Net unrealized depreciation.......................    $  (145,895)
                                                                    ===========

See accompanying Notes to Financial Statements.

                                        5
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                             PSA MARKET LEADERS FUND

STATEMENT OF ASSETS & LIABILITIES at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost of $1,807,807)......    $ 1,661,913
  Receivables:
    Due from Advisor............................................         13,306
    Dividends and interest......................................            952
    Fund shares sold............................................        178,730
  Prepaid expenses..............................................          1,386
                                                                    -----------
        Total Assets............................................      1,856,287
                                                                    -----------

LIABILITIES
  Payables:
    Securities purchased........................................        145,669
  Accrued expenses..............................................         21,207
                                                                    -----------
        Total liabilities.......................................        166,876
                                                                    -----------

NET ASSETS......................................................    $ 1,689,411
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital...............................................    $ 1,871,629
  Net investment loss...........................................         (2,388)
  Accumulated net realized loss on investments..................        (33,936)
  Net unrealized depreciation on investments....................       (145,895)
                                                                    -----------
        Net assets..............................................    $ 1,689,411
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($1,689,411/ 94,771 shares outstanding; unlimited number
    of shares authorized without par value).....................    $     17.83
                                                                    ===========

See accompanying Notes to Financial Statements.

                                        6
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                             PSA MARKET LEADERS FUND

STATEMENT OF OPERATIONS -
For the period September 29, 2000* through February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
     Interest income............................................    $     1,988
     Dividend income............................................          1,965
                                                                    -----------
             Total income.......................................          3,953
                                                                    -----------

  Expenses
     Administration fees (Note 3)...............................         10,386
     Fund accounting fees.......................................          9,041
     Audit fees.................................................          6,511
     Transfer agent fees........................................          5,424
     Custody fees...............................................          3,432
     Advisory fees (Note 3).....................................          2,726
     Reports to shareholders....................................          2,055
     Other......................................................          2,055
     Legal fees.................................................          1,684
     Trustees' fees.............................................          1,644
     Registration fees..........................................            852
     Distribution fees..........................................            802
                                                                    -----------
        Total expenses..........................................         46,612
        Less: fees waived and expenses absorbed (Note 3)                (40,271)
                                                                    -----------
        Net expenses............................................          6,341
                                                                    -----------
             Net investment loss................................         (2,388)
                                                                    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions..................        (33,936)
  Net change in unrealized appreciation on investments..........       (145,895)
                                                                    -----------
     Net realized and unrealized loss on investments............       (179,831)
                                                                    -----------
             NET DECREASE IN NET ASSETS RESULTING
             FROM OPERATIONS....................................    $  (182,219)
                                                                    ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                                        7
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                             PSA MARKET LEADERS FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------
                                                             September 29, 2000*
                                                                   through
                                                              February 28, 2001
--------------------------------------------------------------------------------

INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss........................................    $    (2,388)
  Net realized loss on investments...........................        (33,936)
  Net change in unrealized appreciation on investments.......       (145,895)
                                                                 -----------
  NET DECREASE IN NET ASSETS RESULTING
        FROM OPERATIONS......................................       (182,219)
                                                                 -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
     in outstanding shares (a)...............................      1,871,630
                                                                 -----------
      TOTAL INCREASE IN NET ASSETS...........................      1,689,411
                                                                 -----------
NET ASSETS
  Beginning of period........................................              0
                                                                 -----------
  END OF PERIOD..............................................    $ 1,689,411
                                                                 ===========

(a) A summary of share transactions is as follows:

                                                         September 29, 2000*
                                                               through
                                                          February 28, 2001
                                                      -------------------------
                                                       Shares            Value
                                                      ----------     ----------
Shares sold........................................       94,871     $1,873,622
Shares redeemed....................................         (100)        (1,993)
                                                      ----------     ----------
Net increase.......................................       94,771     $1,871,630
                                                      ==========     ==========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                                        8
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                             PSA MARKET LEADERS FUND

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------
                                                             September 29, 2000*
                                                                  through
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.                February 28, 2001
--------------------------------------------------------------------------------

Net asset value, beginning of period.........................    $  20.00
                                                                 --------
Income from investment operations:
  Net investment loss........................................       (0.03)
  Net realized and unrealized loss on investments............       (2.14)
                                                                 --------
Total from investment operations.............................       (2.17)
                                                                 --------

Net asset value, end of period...............................    $  17.83
                                                                 ========

Total return.................................................      (10.85)%+

Ratios/supplemental data:

Net assets, end of period (thousands)........................    $  1,689

Ratio of expenses to average net assets:
  Before expense reimbursement...............................       14.33%++
  After expense reimbursement................................        1.95%++

Ratio of net investment loss to average net assets:
  After expense reimbursement................................       (0.96)%++

Portfolio turnover rate......................................        4.78%

*  Commencement of operations.
+  Not Annualized
++ Annualized

See accompanying Notes to Financial Statements.

                                        9
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                             PSA MARKET LEADERS FUND

NOTES TO FINANCIAL STATEMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The PSA Market Leaders Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund commenced operations on September 29, 2000. The investment objective of the Fund is to seek long-term growth of capital. The Fund will pursue this objective by investing primarily in the common stocks of large-capitalization of domestic companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days of remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                       10
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                             PSA MARKET LEADERS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     PSA Financial Advisors, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. For the period September 29, 2000 through February 28, 2001, the Fund incurred $2,726 in advisory fees.

     The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.95%. Any advisory fee waiver and/or any Fund expense absorbed by the Advisor pursuant to the agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for that fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon review and approval by the Trust's Board of Trustees prior to the time the reimbursement is initiated. The Fund must pay its current ordinary opening expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. During the period September 29, 2000 through February 28, 2001, the Advisor reduced its fee and absorbed Fund expenses in the amount of $40,271; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate of $18,000.

                                       11
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                             PSA MARKET LEADERS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)
--------------------------------------------------------------------------------

     For the period September 29, 2000 through February 28, 2001, the Fund incurred $10,386 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding short-term investments, from September 29, 2000 through February 28, 2001, were $1,804,356 and $42,458, respectively.

                                     ADVISOR

                             PSA Financial Advisors
                            1447 York Road, Suite 400
                           Lutherville, Maryland 21093


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT

                             ICA Fund Services Corp.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                  800-576-8229


                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104